Share-Based Compensation - Schedule of Assumptions to Estimate Fair Value of Options Granted (Details) - $ / shares	Jan. 22, 2019	Jul. 03, 2018	Mar. 27, 2017	Jul. 01, 2016	Jul. 01, 2015
Binomial Option Pricing Model
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest			2.40%	1.50%	2.40%
Estimated volatility rate			53.00%	54.00%	55.00%
Dividend yield			0.00%	0.00%	0.00%
Fair value per ordinary share(RMB)			$ 85.42	$ 44.55	$ 9.03
Binomial Option Pricing Model | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	2.20%	2.20%	2.20%	2.20%	2.20%
Binomial Option Pricing Model | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	2.80%	2.80%	2.80%	2.80%	2.80%
Black-Scholes Option Pricing Model
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Average risk-free rate of interest	2.60%	2.80%
Estimated volatility rate	48.20%	47.40%
Dividend yield	0.00%	0.00%
Expected term	2 years 2 months 12 days	2 years 2 months 12 days